UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.2%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,455,658
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,875	2,204,737

		5,660,395
Arizona — 1.1%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	890	908,094
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	975,094

		1,883,188
California — 13.6%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (b)	2,000	1,920,200
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,204,072
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,803,207
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	445	508,452
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	80	88,562
5.25%, 8/15/49	195	214,465
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 2/01/42	120	135,269
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	730	779,151
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 7/01/39	1,090	1,168,872
Loma Linda University Medical Center, 5.00%, 12/01/46 (a)	335	360,996

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	$400	$429,160
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	225,563
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (b)	2,525	1,763,510
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 7/01/19 (b)	2,070	2,027,317
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,265	1,422,847
6.50%, 4/01/33	7,325	8,016,773
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	460,720
Sub-Series I-1, 6.38%, 11/01/19 (c)	600	672,708
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	935	941,601

		24,143,445
Colorado — 1.6%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,106,115
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/47	115	127,048
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	559,720
University of Colorado, RB, Series A, 5.38%, 6/01/19 (c)	920	992,864

		2,785,747
Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	613,776

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, 5.00%, 6/01/55	$605	$675,900
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,134,173

		3,423,849
District of Columbia — 4.1%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 4/01/35	230	271,943
Issue, 5.00%, 4/01/42	265	309,904
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	272,735
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,073,130
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	10,170	5,412,983

		7,340,695
Florida — 3.6%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19 (c)	1,725	1,894,412
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (c)	545	572,479
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	700	778,736
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	1,525	1,892,510
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	1,160	1,253,368

		6,391,505
Georgia — 0.9%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	270	318,414
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	455,792

Municipal Bonds	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/19 (c)	$740	$791,223

		1,565,429
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	743,213
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,003,460
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	390	445,977

		2,449,437
Illinois — 16.6%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	915	917,480
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	2,290	2,341,159
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	590	590,094
City of Chicago Illinois O’Hare International Airport, ARB, 3rd Lien, Series A:
5.75%, 1/01/21 (c)	2,100	2,425,017
5.75%, 1/01/39	400	453,688
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (c)	2,935	3,462,830
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	570,943
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,845	1,950,276
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	439,815
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	800	874,064
Presence Health Network, Series C, 4.00%, 2/15/41	745	693,297

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	$915	$1,024,773
Series C, 5.00%, 1/01/36	1,355	1,533,968
Series C, 5.00%, 1/01/37	1,450	1,641,516
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (b)	9,555	2,514,016
Series B (AGM), 5.00%, 6/15/50	2,230	2,298,996
Series B-2, 5.00%, 6/15/50	1,260	1,264,271
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	262,076
6.00%, 6/01/28	500	569,675
State of Illinois, GO:
5.00%, 2/01/39	810	829,853
Series A, 5.00%, 4/01/38	1,920	1,963,584
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (c)	315	339,850
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	520	566,322

		29,527,563
Indiana — 4.7%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	493,344
7.00%, 1/01/44	1,000	1,199,870
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,894,060
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	240,716
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	794,338
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	210	227,379
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	452,281

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	$1,660	$1,778,076
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	565	605,053
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	640	724,256

		8,409,373
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	240	245,117
5.25%, 12/01/25	940	1,002,679
5.88%, 12/01/26 (a)	210	219,194
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	580	614,759

		2,081,749
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,207,367
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	520	558,688
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	635	548,900

		1,107,588
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (c)	420	447,258
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	2,500	2,528,075

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	$310	$330,318
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	538,239
5.25%, 5/15/31	435	461,800
5.25%, 5/15/32	555	596,364
5.25%, 5/15/33	600	641,958
5.25%, 5/15/35	255	274,696

		5,818,708
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	159,354
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	236,089
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	390	394,349
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	220	253,574
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (c)	1,095	1,279,551

		2,163,563
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	1,505	1,369,324
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	845	1,023,447
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	1,155	1,157,495
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	381,708

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	$825	$846,665

		4,778,639
Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,235	2,483,756
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (c)	380	425,402
5.50%, 5/15/36	310	339,103
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	455	494,562
Henry Ford Health System, 4.00%, 11/15/46	750	757,515
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (c)	1,520	1,681,576

		6,181,914
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18 (c)	1,540	1,653,914
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	141,708
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	142,576

		284,284
Nebraska — 1.0%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	1,835	1,878,655

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	$1,530	$1,675,029
New Jersey — 5.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	544,093
5.25%, 11/01/44	790	805,674
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	560	563,276
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	1,040	1,124,843
5.25%, 9/15/29	990	1,077,556
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,261,069
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,355	1,537,830
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	225	233,325
Transportation Program, Series AA, 5.00%, 6/15/44	420	433,772
Transportation System, Series A, 5.50%, 6/15/41	1,025	1,063,950
Transportation System, Series B, 5.25%, 6/15/36	1,235	1,282,621
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 1/01/37 (e)	445	472,247

		10,400,256
New York — 7.8%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	740	831,013
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,000	1,028,380
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	1,355	1,145,368

Municipal Bonds	Par (000)	Value
New York (continued)
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	$267	$285,664
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,020	998,764
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 2/15/39	490	574,760
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,120,371
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,475,215
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19 (c)	1,270	1,387,005
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	555	627,921
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	615	666,432
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	1,495	1,619,085
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	175	192,244
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	440	488,167
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	730,353
6.00%, 12/01/42	630	706,299

		13,877,041
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	305	335,915

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Ohio — 0.6%
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	$350	$388,153
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	210	237,689
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	420	456,225

		1,082,067
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	335	360,088
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	1,971,166
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	440	488,743
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	858,424
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	654,943

		4,333,364
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	975	967,005
5.63%, 5/15/43	925	907,638

		1,874,643
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	420	457,712
Series B, 4.50%, 6/01/45	1,375	1,383,951

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 5.00%, 6/01/50	$1,895	$1,945,521

		3,787,184
South Carolina — 3.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	1,650	1,799,952
AMT, 5.25%, 7/01/55	670	753,200
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,308,097
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,828,339

		6,689,588
Tennessee — 0.9%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	760,903
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	435	435,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	360	406,933

		1,602,836
Texas — 5.2%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (c)	1,070	1,251,130
Sub-Lien, 5.00%, 1/01/33	180	196,085
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	320	358,714
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	556,229
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	240	309,434

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	$1,380	$1,495,561
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/40	2,525	934,199
0.00%, 9/15/41	1,395	489,408
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (c)	320	353,994
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	145	155,772
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,015	403,087
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	1,165	1,324,628
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,454,687

		9,282,928
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/47	485	555,121
Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	443,356
6.00%, 1/01/37	1,345	1,524,194

		1,967,550
Washington — 3.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (c)	1,355	1,369,160
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 1/01/43	1,125	1,280,475

Municipal Bonds	Par (000)	Value
Washington (continued)
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 5/01/42 (e)	$785	$900,497
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	390	435,680
State of Washington, GO, Series D, 5.00%, 2/01/42	1,365	1,602,783
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,195	1,315,432

		6,904,027
Wisconsin — 3.5%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (c)	3,620	3,936,678
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,332,194
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	945	974,475

		6,243,347
Total Municipal Bonds — 108.0%		192,250,470

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	880	928,910
California — 8.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,640	1,768,375
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(g)	1,335	1,403,032
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (c)	4,770	5,201,208

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	$2,967	$3,264,177
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32 (c)	1,170	1,170,000
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	1,635	1,903,323
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (c)	553	600,816

		15,310,931
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c):
Series C-3, 5.10%, 4/29/18	1,870	1,928,699
Series C-7, 5.00%, 5/01/18	1,200	1,237,044
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,080	1,121,985
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,025,602

		6,313,330
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,145,507
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (c)	1,649	1,722,766
Massachusetts — 2.1%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,635,019
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(g)	1,020	1,099,334

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York — 10.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$810	$873,909
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,496,217
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	810	936,106
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,340	2,724,293
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	6,121,253
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (g)	3,250	3,751,506
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,570,374

		19,473,658
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,508,879
Wake Forest University, 5.00%, 1/01/19 (c)	800	845,592

		2,354,471
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,383,637
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,229	1,456,863
Texas — 6.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,431,335

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (continued)
County of Harris Texas, RB, Toll Road, Senior Lien, Series A (g):
5.00%, 8/15/19 (c)	$1,905	$2,043,636
5.00%, 8/15/38	1,458	1,563,204
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,922,792
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,801	2,042,621
University of Texas, Permanent University Fund, Refunding RB, Series B, 4.00%, 7/01/41	1,980	2,132,262

		11,135,850
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,395	1,482,400
Virginia — 2.5%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (c)	2,729	2,823,051
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,677,541

		4,500,592
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/19 (c)(g)	2,859	3,060,881
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.7%		83,004,149
Total Long-Term Investments (Cost — $253,835,582) — 154.7%		275,254,619

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.64% (h)(i)	5,020,468	$5,022,477
Total Short-Term Securities (Cost — $5,022,034) — 2.8%		5,022,477
Total Investments (Cost — $258,857,616*) — 157.5%		280,277,096
Other Assets Less Liabilities — 0.1%		291,528
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.7)%		(47,587,190)
VMTP Shares at Liquidation Value — (30.9)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$177,981,434

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$211,222,108

Gross unrealized appreciation		$22,153,158
Gross unrealized depreciation		(605,135)

Net unrealized appreciation		$21,548,023

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to February 15, 2031, is $8,452,555.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

(h)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	712,360	4,308,108	5,020,468	$5,022,477	$3,374	$164	$372

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(15)	September 2017	$1,772	$(160)
10-Year U.S. Treasury Note	(25)	September 2017	$3,147	655
Long U.S. Treasury Bond	(25)	September 2017	$3,824	(10,191)
Ultra U.S. Treasury Bond	(12)	September 2017	$1,974	(16,299)
Total				$(25,995)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$275,254,619	—	$275,254,619
Short-Term Securities	$5,022,477	—	—	5,022,477

Total	$5,022,477	$275,254,619	—	$280,277,096

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$655	—	—	$655
Liabilities:
Interest rate contracts	(26,650)	—	—	(26,650)

Total	$(25,995)	—	—	$(25,995)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017	11

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(47,506,965)	—	$(47,506,965)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

Total	—	$(102,506,965)	—	$(102,506,965)

During the period ended July 31, 2017, there were no transfers between levels.

12	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund II, Inc.

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund II, Inc.

                Date: September 25, 2017